UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07644
Gabelli Capital Series Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

■ Gabelli Capital Asset Fund	Annual Report To Contractowners
Mario Gabelli, CFA,
Portfolio Manager
Objective:
Growth of capital. Current income is a secondary objective
Portfolio:
At least 80% common stocks and securities convertible into common stocks
Inception Date:
May 1, 1995
Net Assets at December 31, 2009:
$120,364,509
An Update from Fund Management
One year ago, the demand shock triggered by the September 2008 collapse of Lehman Brothers had just begun to ripple through the economy. Visibility was limited and the near term bleak. The economy and the stock market were stuck in a negative feedback loop that was broken only when Federal Reserve Chairman Ben Bernanke pledged to stave off deflation by “starting the printing press.” After bottoming at 666 on March 6, the S&P 500 staged a remarkable comeback, up 68% from this nadir.
As governments formulated their rescue attempts, we noted two risks to the economy: one, that governments would do too little, leading to systemic collapse and a deflationary downward spiral, or two, that they would do too much, igniting inflation. We see growing evidence on a company by company and industry by industry basis that asset prices have stabilized and that growth is returning. With this backdrop, it appears that risk is weighted toward governments doing too much. Ben Bernanke may have proven himself the true “maestro” in providing the liquidity to prevent the economy from falling into the abyss, but withdrawing this liquidity without stalling the recovery may be a more demanding task.
Holdings that contributed positively to performance in 2009 were American Express Co. (3.0% of net assets as of December 31, 2009), Precision Castparts Corp. (1.8%), Freeport-McMoRan Copper & Gold Inc. (1.3%), and Corning Inc. (1.0%). Some of our weaker performing stocks during the year were United States Cellular Corp. (1.3%), ConocoPhillips (0.8%), and The Bank of New York Mellon Corp. (0.9%).
The views expressed above are those of the Gabelli Capital Asset Fund’s (the “Fund”) portfolio manager as of December 31, 2009 and are subject to change without notice. They do not necessarily represent the views of Gabelli Funds, LLC (the “Adviser”). The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market, or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.
About information in this report:
•	It is important to consider carefully the Fund’s investment objectives, risks, fees, and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The S&P 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

GABELLI CAPITAL ASSET FUND	1

■ Gabelli Capital Asset Fund	Annual Report To Contractowners
Top Ten Holdings (As of 12/31/2009) (Unaudited)

Percentage of
Company	Total Net Assets
American Express Co.	3.0%
Cablevision Systems Corp., Cl. A	3.0%
Diageo plc, ADR	2.7%
DIRECTV, Cl. A	2.5%
Honeywell International Inc.	2.4%
The Coca-Cola Co.	2.4%
Viacom Inc., Cl. A, Cl. B	2.1%
Grupo Televisa SA, ADR	1.9%
Newmont Mining Corp.	1.9%
Precision Castparts Corp.	1.8%
Sector Weightings (Percentage of Total Net Assets as of 12/31/2009) (Unaudited)
Average Annual Total Returns (For periods ended 12/31/2009)

	1	5	10	Since Inception
	Yr	Yrs	Yrs	5/1/1995
Gabelli Capital Asset Fund	34.70%	1.73%	4.69%	9.19%
S&P 500 Index	26.47	0.42	(0.95)	7.34
In the current prospectus, the expense ratio is 1.15%. See page 10 for the expense ratio for the year ended December 31, 2009.
About information in this report:
All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment returns and the principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2	GABELLI CAPITAL ASSET FUND

■ Gabelli Capital Asset Fund	Annual Report To Contractowners
Growth of a Hypothetical $10,000 Investment (Unaudited)
To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.
Past performance is not predictive of future results. The S&P 500 Index is an unmanaged indicator of stock market performance.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2009. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■ Gabelli Capital Asset Fund	Annual Report To Contractowners
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from July 1, 2009 through December 31, 2009
Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2009.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	July 1, 2009	December 31, 2009	Ratio	Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,247.20	1.19%	$6.74
Hypothetical 5% Return	$1,000.00	$1,019.21	1.19%	$6.06

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4	GABELLI CAPITAL ASSET FUND

■ Gabelli Capital Asset Fund
Schedule of Investments
December 31, 2009
Common Stocks — 99.7%

			Market
Shares		Cost	Value

Aerospace — 2.1%
4,000	HEICO Corp.	$94,828	$177,320
46,000	Herley Industries Inc.†	771,044	638,940
2,000	Rockwell Automation Inc.	91,120	93,960
200,000	Rolls-Royce Group plc†	1,488,744	1,561,894
12,000,000	Rolls-Royce Group plc, Cl. C†	19,604	19,382

		2,465,340	2,491,496

Agriculture — 0.6%
18,000	Archer-Daniels-Midland Co.	446,086	563,580
2,000	Bunge Ltd.	125,555	127,660
500	The Mosaic Co.	10,688	29,865

		582,329	721,105

Automotive — 0.8%
25,000	Navistar International Corp.†	695,823	966,250

Automotive: Parts and Accessories — 1.8%
10,000	BorgWarner Inc.	198,525	332,200
27,000	CLARCOR Inc.	247,175	875,880
28,000	Midas Inc.†	515,280	236,600
90,000	Standard Motor Products Inc.†	794,340	766,800

		1,755,320	2,211,480

Aviation: Parts and Services — 4.2%
32,000	Curtiss-Wright Corp.	464,335	1,002,240
100,000	GenCorp Inc.†	790,372	700,000
48,000	Kaman Corp.	594,868	1,108,320
20,000	Precision Castparts Corp.	668,757	2,207,000

		2,518,332	5,017,560

Broadcasting — 2.3%
44,000	CBS Corp., Cl. A, Voting	881,900	618,200
10,000	Cogeco Inc.	195,072	274,227
48,000	Fisher Communications Inc.†	2,112,042	780,000
28,000	Liberty Media Corp. - Capital, Cl. A†	369,752	668,640
22,000	LIN TV Corp., Cl. A†	44,873	98,120
72,000	Sinclair Broadcast Group Inc., Cl. A†	531,558	290,160

		4,135,197	2,729,347

Business Services — 1.9%
2,500	Ascent Media Corp., Cl. A†	43,340	63,825
52,000	Diebold Inc.	1,803,747	1,479,400
60,000	Intermec Inc.†	1,099,290	771,600

		2,946,377	2,314,825

Cable and Satellite — 6.6%
5,000	Adelphia Communications Corp., Cl. A† (a)	5,250	0
5,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0	0
5,000	Adelphia Recovery Trust†	0	50
140,000	Cablevision Systems Corp., Cl. A	952,238	3,614,800
90,000	DIRECTV, Cl. A†	1,870,738	3,001,500
15,000	DISH Network Corp., Cl. A	299,454	311,550
2,000	EchoStar Corp., Cl. A†	53,021	40,280
25,000	Liberty Global Inc., Cl. A†	363,484	547,750
9,315	Liberty Global Inc., Cl. C†	155,984	203,533
6,000	Scripps Networks Interactive Inc., Cl. A	241,516	249,000

		3,941,685	7,968,463

Communications Equipment — 2.3%
60,000	Corning Inc.	398,500	1,158,600
44,000	Thomas & Betts Corp.†	1,047,017	1,574,760

		1,445,517	2,733,360

Computer Software and Services — 1.5%
120,000	Furmanite Corp.†	419,394	457,200
25,000	NCR Corp.†	323,429	278,250
65,000	Yahoo! Inc.†	1,974,878	1,090,700

		2,717,701	1,826,150

Consumer Products — 0.9%
3,000	Kimberly-Clark Corp.	176,796	191,130
6,000	Pactiv Corp.†	71,480	144,840
65,000	Schiff Nutrition International Inc.	178,934	508,300
4,000	The Procter & Gamble Co.	257,500	242,520

		684,710	1,086,790

Consumer Services — 1.4%
88,000	Rollins Inc.	453,101	1,696,640

Diversified Industrial — 7.5%
26,000	Ampco-Pittsburgh Corp.	414,490	819,780
35,000	Baldor Electric Co.	1,190,000	983,150
22,000	Cooper Industries plc	712,709	938,080
30,000	Crane Co.	627,708	918,600
4,000	Greif Inc., Cl. A	46,099	215,920
8,600	Griffon Corp.†	88,150	105,092
75,000	Honeywell International Inc.	2,208,135	2,940,000
30,000	ITT Corp.	1,406,238	1,492,200
29,300	Katy Industries Inc.†	69,390	51,275
67,000	Myers Industries Inc.	711,458	609,700

		7,474,377	9,073,797

Electronics — 2.4%
30,000	Cypress Semiconductor Corp.†	130,598	316,800
15,000	Intel Corp.	312,150	306,000
20,000	LSI Corp.†	97,485	120,200
75,000	Texas Instruments Inc.	1,772,274	1,954,500
4,000	Varian Inc.†	205,060	206,160

		2,517,567	2,903,660

Energy and Utilities — 7.1%
46,000	Allegheny Energy Inc.	485,818	1,080,080
3,000	Cameron International Corp.†	42,348	125,400
9,000	Chevron Corp.	562,320	692,910
18,000	ConocoPhillips	495,175	919,260
10,000	Devon Energy Corp.	322,357	735,000
90,000	El Paso Corp.	776,312	884,700
27,000	El Paso Electric Co.†	242,555	547,560
16,000	Exxon Mobil Corp.	589,965	1,091,040
20,000	Mirant Corp., Escrow† (a)	0	0
18,000	National Fuel Gas Co.	864,003	900,000
17,000	Progress Energy Inc., CVO†	7,800	2,550
14,000	Royal Dutch Shell plc, Cl. A, ADR	874,865	841,540
75,000	RPC Inc.	715,212	780,000

		5,978,730	8,600,040

See accompanying notes to financial statements.	5

■ Gabelli Capital Asset Fund
Schedule of Investments (Continued)
December 31, 2009

			Market
Shares		Cost	Value

Entertainment — 7.4%
25,000	Discovery Communications Inc., Cl. A†	$229,703	$766,750
25,000	Discovery Communications Inc., Cl. C†	160,359	663,000
110,000	Grupo Televisa SA, ADR	1,597,422	2,283,600
7,700	Liberty Media Corp. — Starz, Cl. A†	92,965	355,355
50,000	Time Warner Inc.	1,597,942	1,457,000
63,000	Viacom Inc., Cl. A†	2,662,722	1,984,500
20,000	Viacom Inc., Cl. B†	438,152	594,600
25,000	Vivendi	843,515	745,266

		7,622,780	8,850,071

Environmental Services — 1.1%
38,000	Waste Management Inc.	1,411,606	1,284,780

Equipment and Supplies — 5.5%
26,000	AMETEK Inc.	176,996	994,240
38,000	Baldwin Technology Co. Inc., Cl. A†	52,525	49,400
10,000	Belden Inc.	172,443	219,200
40,000	Capstone Turbine Corp.†	70,880	51,600
22,000	CIRCOR International Inc.	672,360	553,960
115,000	CTS Corp.	1,002,907	1,106,300
9,000	Flowserve Corp.	255,378	850,770
14,500	Franklin Electric Co. Inc.	144,478	421,660
25,000	GrafTech International Ltd.†	212,368	388,750
38,000	IDEX Corp.	731,296	1,183,700
50,000	L.S. Starrett Co., Cl. A	715,461	440,500
10,000	The Eastern Co.	92,654	134,300
6,000	Watts Water Technologies Inc., Cl. A	82,477	185,520

		4,382,223	6,579,900

Financial Services — 7.9%
90,000	American Express Co.	2,718,344	3,646,800
10,000	Argo Group International Holdings Ltd.†	271,787	291,400
16,000	BKF Capital Group Inc.†	65,957	14,880
10,000	Deutsche Bank AG	508,282	709,100
149,000	Epoch Holding Corp.	351,176	1,557,050
15,000	JPMorgan Chase & Co.	497,597	625,050
34,000	Marsh & McLennan Companies Inc.	1,010,827	750,720
38,000	The Bank of New York Mellon Corp.	1,152,962	1,062,860
30,000	Wells Fargo & Co.	900,652	809,700

		7,477,584	9,467,560

Food and Beverage — 11.3%
28,000	Brown-Forman Corp., Cl. A	716,621	1,577,800
6,250	Brown-Forman Corp., Cl. B	193,489	334,813
18,000	Cadbury plc, ADR	867,990	925,020
10,000	Corn Products International Inc.	202,953	292,300
120,000	Danone SA, ADR	1,282,642	1,462,800
47,000	Diageo plc, ADR	1,886,447	3,262,270
30,000	Dr. Pepper Snapple Group Inc.	571,354	849,000
15,000	Fomento Economico Mexicano SAB de CV, ADR	506,335	718,200
10,000	H.J. Heinz Co.	349,922	427,600
50,000	The Coca-Cola Co.	2,248,662	2,850,000
32,961	Tootsie Roll Industries Inc.	564,005	902,472

		9,390,420	13,602,275

Health Care — 2.0%
160,000	Boston Scientific Corp.†	1,813,045	1,440,000
1,000	DENTSPLY International Inc.	21,925	35,170
6,000	Henry Schein Inc.†	190,312	315,600
6,000	Laboratory Corp. of America Holdings†	394,104	449,040
8,000	Patterson Companies Inc.†	238,343	223,840

		2,657,729	2,463,650

Hotels and Gaming — 2.5%
24,000	Boyd Gaming Corp.†	131,519	200,880
13,000	Canterbury Park Holding Corp.†	157,023	93,990
14,000	Churchill Downs Inc.	526,495	522,900
6,000	Dover Downs Gaming & Entertainment Inc.	32,197	22,680
80,000	Dover Motorsports Inc.	461,100	167,200
25,000	Gaylord Entertainment Co.†	553,482	493,750
18,000	International Game Technology	440,065	337,860
64,000	Las Vegas Sands Corp.†	413,561	956,160
24,000	MGM Mirage†	260,178	218,880

		2,975,620	3,014,300

Machinery — 1.5%
45,000	CNH Global NV†	851,981	1,124,100
12,000	Deere & Co.	365,420	649,080

		1,217,401	1,773,180

Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	113,920	143,680
5,000	Skyline Corp.	164,910	92,000

		278,830	235,680

Metals and Mining — 3.2%
20,000	Freeport-McMoRan Copper & Gold Inc.†	714,538	1,605,800
48,000	Newmont Mining Corp.	1,998,993	2,270,880

		2,713,531	3,876,680

Publishing — 1.2%
85,000	Journal Communications Inc., Cl. A	516,527	330,650
32,000	Media General Inc., Cl. A†	53,920	250,880
7,000	Meredith Corp.	150,900	215,950
50,000	News Corp., Cl. A	552,396	684,500

		1,273,743	1,481,980

Real Estate — 1.2%
50,000	Griffin Land & Nurseries Inc.	753,028	1,456,500

Retail — 3.0%
31,000	Aaron’s Inc., Cl. A	257,804	708,040
44,000	CVS Caremark Corp.	1,543,088	1,417,240
12,000	Ingles Markets Inc., Cl. A	155,171	181,560
15,000	Safeway Inc.	307,433	319,350
10,000	The Great Atlantic & Pacific Tea Co. Inc.†	75,031	117,900
25,000	Walgreen Co.	795,630	918,000

		3,134,157	3,662,090

6	See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Schedule of Investments (Continued)
December 31, 2009

			Market
Shares		Cost	Value

Specialty Chemicals — 3.3%
105,000	Ferro Corp.	$1,098,915	$865,200
32,000	Hawkins Inc.	447,299	698,560
18,000	International Flavors & Fragrances Inc.	814,624	740,520
75,000	Omnova Solutions Inc.†	379,812	459,750
5,000	Quaker Chemical Corp.	87,063	103,200
40,000	Sensient Technologies Corp.	843,930	1,052,000

		3,671,643	3,919,230

Telecommunications — 2.9%
200,000	Cincinnati Bell Inc.†	815,834	690,000
12,000	Rogers Communications Inc., Cl. B	164,214	372,000
250,000	Sprint Nextel Corp.†	2,207,317	915,000
36,000	Telephone & Data Systems Inc.	1,296,589	1,221,120
10,000	Telephone & Data Systems Inc., Special	296,612	302,000

		4,780,566	3,500,120

Transportation — 0.5%
20,000	GATX Corp.	715,391	575,000

Wireless Communications — 1.6%
5,000	Millicom International Cellular SA	374,785	368,850
30,000	Price Communications Corp., Escrow† (a)	0	0
38,000	United States Cellular Corp.†	1,446,637	1,611,580

		1,821,422	1,980,430
	Total Common Stocks	96,589,780	120,064,389

Preferred Stocks — 0.0%

Cosmetics — 0.0%
1,000	Revlon Inc., 12.750% Pfd., Ser. A	26,464	17,010

Warrants — 0.0%

Energy and Utilities — 0.0%
1,000	Mirant Corp., Ser. A, expire 01/03/11†	2,199	480

Principal			Market
Amount		Cost	Value

U.S. Government Obligations — 0.4%
$460,000	U.S. Treasury Bills, 0.041% to 0.122%††, 03/25/10 to 05/20/10	$459,884	$459,880

TOTAL INVESTMENTS — 100.1%		$97,078,327	120,541,759
Other Assets and Liabilities (Net) — (0.1)%			(177,250)

NET ASSETS — 100.0%			$120,364,509

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2009, the market value of fair valued securities amounted to $0 or 0.00% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

See accompanying notes to financial statements.	7

■ Gabelli Capital Asset Fund
Statement of Assets and Liabilities
December 31, 2009

ASSETS:
Investments, at value (cost $97,078,327)	$120,541,759
Foreign currency, at value (cost $19)	18
Receivable for Fund shares sold	21,571
Dividends receivable	97,414
Prepaid expense	4,170

Total Assets	120,664,932

LIABILITIES:
Payable to custodian	61,383
Payable for Fund shares redeemed	51,195
Payable for investment management fees	102,348
Payable for accounting fees	11,250
Payable for legal and audit fees	57,544
Other accrued expenses	16,703

Total Liabilities	300,423

Net Assets applicable to 8,284,653 shares outstanding	$120,364,509

NET ASSETS CONSIST OF:
Paid-in capital	$112,711,202
Accumulated net realized loss on investments and foreign currency transactions	(15,810,124)
Net unrealized appreciation on investments	23,463,432
Net unrealized depreciation on foreign currency translations	(1)

Net Assets	$120,364,509

Net Asset Value, offering, and redemption price per share ($120,364,509 ÷ 8,284,653 shares outstanding, at $0.001 par value; 500,000,000 shares authorized)	$14.53

Statement of Operations
For the Year Ended
December 31, 2009

INVESTMENT INCOME:
Dividends (net of foreign taxes of $33,531)	$2,084,509
Interest	1,326

Total Investment Income	2,085,835

EXPENSES:
Management fees	1,081,131
Legal and audit fees	79,557
Accounting fees	45,000
Custodian fees	26,261
Directors’ fees	24,371
Shareholder services fees	18,207
Shareholder communications expenses	9,756
Interest expense	1,724
Tax expense	993
Miscellaneous expenses	23,254

Total Expenses	1,310,254

LESS:
Management fee reduction on unsupervised assets (Note 4)	(1,613)

Net Expenses	1,308,641

Net Investment Income	777,194

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on investments	(10,330,287)
Net realized gain on foreign currency transactions	82

Net realized loss on investments and foreign currency transactions	(10,330,205)

Net change in unrealized appreciation:
on investments	41,726,776
on foreign currency translations	1

Net change in unrealized appreciation on investments and foreign currency translations	41,726,777

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	31,396,572

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,173,766

8	See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
OPERATIONS:
Net investment income	$777,194	$1,292,718
Net realized loss on investments and foreign currency transactions	(10,330,205)	(924,005)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	41,726,777	(83,763,225)

Net Increase/(Decrease) in Net Assets Resulting from Operations	32,173,766	(83,394,512)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(860,189)	(1,292,835)
Net realized gain	(71,897)	(989,215)
Return of capital	(1,274)	—

Total Distributions to Shareholders	(933,360)	(2,282,050)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets from capital share transactions	(19,738,660)	(34,404,626)

Net Increase/(Decrease) in Net Assets	11,501,746	(120,081,188)
NET ASSETS:
Beginning of period	108,862,763	228,943,951

End of period (including undistributed net investment income of $0 and $0, respectively)	$120,364,509	$108,862,763

See accompanying notes to financial statements.	9

■ Gabelli Capital Asset Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated:

	Year Ended December 31,
	2009		2008	2007		2006		2005

Operating Performance:
Net asset value, beginning of period	$10.87		$18.66	$18.58		$17.40		$18.28

Net investment income (a)	0.09		0.12	0.10		0.06		0.05
Net realized and unrealized gain/(loss) on investments	3.68		(7.68)	1.61		3.77		0.33

Total from investment operations	3.77		(7.56)	1.71		3.83		0.38

Distributions to Shareholders:
Net investment income	(0.10)		(0.13)	(0.10)		(0.06)		(0.05)
Net realized gain on investments	(0.01)		(0.10)	(1.53)		(2.59)		(1.21)
Return of capital	(0.00	)(d)	—	(0.00	)(d)	(0.00	)(d)	—

Total distributions	(0.11)		(0.23)	(1.63)		(2.65)		(1.26)

Net Asset Value, End of Period	$14.53		$10.87	$18.66		$18.58		$17.40

Total Return †	34.7%		(40.4)%	9.1%		21.9%		2.0%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$120,365		$108,863	$228,944		$234,414		$219,127
Ratio of net investment income to average net assets	0.72%		0.76%	0.45%		0.28%		0.26%
Ratio of operating expenses to average net assets (b)(c)	1.21%		1.15%	1.10%		1.10%		1.10%
Portfolio turnover rate ††	12%		11%	24%		40%		25%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rates for the years ended December 31, 2007 and 2005 would have been 33% and 28%, respectively. The portfolio turnover rate for the year ended 2006 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method for the years ended December 31, 2009, 2008, and 2007.

(b)	The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.14%. For the years ended December 31, 2009 and 2006, the effect of the interest expense was minimal.

(c)	The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the year ended December 31, 2006 would have been 1.09%. For the years ended December 31, 2008, 2007, and 2005, the effect of the custodian fee credits was minimal. For the year ended December 31, 2009, there were no custodian fee credits.

(d)	Amount represents less than $0.005 per share.

10	See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Notes to Financial Statements
December 31, 2009
1. Organization
     The Gabelli Capital Asset Fund (the “Fund”) is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.
2. Significant Accounting Policies
     The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation
     Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
December 31, 2009
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$2,472,114	$19,382	—	$2,491,496
Cable and Satellite	7,968,463	—	$0	7,968,463
Energy and Utilities	8,600,040	—	0	8,600,040
Wireless Communications	1,980,430	—	0	1,980,430
Other Industries (a)	99,023,960	—	—	99,023,960

Total Common Stocks	120,045,007	19,382	0	120,064,389

Preferred Stocks (a)	17,010	—	—	17,010
Warrants (a)	480	—	—	480
U.S. Government Obligations	—	459,880	—	459,880

TOTAL INVESTMENTS IN SECURITIES	$120,062,497	$479,262	$0	$120,541,759

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out of	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	Level 3	12/31/09	at 12/31/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$0	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	5,610	—	—	—	—	(5,610)	0	—
Wireless Communications	0	—	—	—	—	—	0	—

Total Common Stocks	5,610	—	—	—	—	(5,610)	0	—

TOTAL INVESTMENTS IN SECURITIES	$5,610	$—	$—	$—	$—	$(5,610)	$0	$—

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Foreign Currency Translations
     The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
December 31, 2009
Foreign Securities
     The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes
     The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income
     Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Expenses
     Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
Custodian Fee Credits and Interest Expense
     When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders
     Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund. For the fiscal year ended December 31, 2009, reclassifications were made to decrease accumulated distributions in excess of net investment income by $82,995 and increase accumulated net realized loss on investments and foreign currency transactions by $82,002, with an offsetting adjustment to paid-in capital.
The tax character of distributions paid during the years ended December 31, 2009 and December 31, 2008 was as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2009	2008
Distributions paid from:
Ordinary income	$860,189	$1,292,398
Net long-term capital gains	71,897	989,652
Return of capital	1,274	—

Total distributions paid	$933,360	$2,282,050

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
December 31, 2009
Provision for Income Taxes
     The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
     As of December 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(11,463,694)
Net unrealized appreciation on investments and foreign currency translations	19,117,001

Total	$7,653,307

     At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $11,463,694, which are available to reduce future required distributions of net capital gains to shareholders through 2017.
     At December 31, 2009, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses on wash sales for tax purposes.
     The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$101,424,758	$33,071,953	$(13,954,952)	$19,117,001
     The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2009, the Fund did not incur any interest or penalties. As of December 31, 2009, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor its tax positions to determine if adjustments to this conclusion are necessary.
3. Agreements with Affiliated Parties
     Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser, under the supervision of the Company’s Board and the Manager, manages the Fund’s assets in accordance with the Fund’s investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to PNC Global Investment Servicing (U.S.) Inc., the Fund’s sub-administrator (the “Sub-Administrator”). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all Officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.
     The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
December 31, 2009
4. Advisory Fee Reduction on Unsupervised Assets
     This reduction in the advisory fee paid to the Manager relates to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser has transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During 2009, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities and the Manager reduced its fee with respect to such securities by $1,613.
5. Portfolio Securities
     Purchases and sales of securities for the year ended December 31, 2009, other than short-term securities and U.S. Government obligations aggregated $12,850,737 and $33,358,730, respectively.
6. Transactions with Affiliates
     During the year ended December 31, 2009, the Fund paid brokerage commissions on security trades of $71,441 to Gabelli & Company, Inc.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2009, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.
     The Fund is assuming its portion of the allocated cost of the Adviser’s Chief Compliance Officer in the amount of $2,735 for the year ended December 31, 2009, which is included in miscellaneous expenses in the Statement of Operations.
7. Line of Credit
     The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2009, there were no borrowings outstanding under the line of credit.
     The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2009 was $118,027 with a weighted average interest rate of 1.04%. The maximum amount borrowed at any time during the year ended December 31, 2009 was $1,308,000.
8. Capital Stock
     Transactions in shares of capital stock were as follows:

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2009	December 31, 2008	December 31, 2009	December 31, 2008
	Shares		Amount

Shares sold	282,549	319,154	$3,363,939	$4,959,818
Shares issued upon reinvestment of distributions	63,624	221,344	933,360	2,282,050
Shares redeemed	(2,075,967)	(2,798,278)	(24,035,959)	(41,646,494)

Net decrease	(1,729,794)	(2,257,780)	$(19,738,660)	$(34,404,626)

9. Indemnifications
     The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
December 31, 2009
10. Other Matters
     On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events
     Management has evaluated the impact on the Fund of events occurring subsequent to December 31, 2009 through February 19, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

■ Gabelli Capital Series Fund, Inc.
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Gabelli Capital Series Funds, Inc.
     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Capital Asset Fund (the “Fund”), a series of Gabelli Capital Series Funds, Inc., as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gabelli Capital Asset Fund, a series of Gabelli Capital Series Funds, Inc., at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
February 19, 2010

■ Gabelli Capital Asset Fund
Additional Information (Unaudited)
     The business and affairs of the Fund are managed under the direction of the Company’s Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and Officers and is available without charge, upon request, by writing to Gabelli Capital Series Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

		Number of
	Term of	Funds in
	Office and	Fund Complex
Name, Position(s)	Length of Time	Overseen by	Principal Occupation(s)	Other Directorships
Address[1] and Age	Served[2]	Director	During Past Five Years	Held by Director[4]

Interested Directors[3]
Mario J. Gabelli Director and Chief Investment Officer Age: 67	Since 1995	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chairman and Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

Arthur V. Ferrara Director Age: 79	Since 1995	8	Former Chairman of the Board and Chief Executive Officer of The Guardian Life Insurance Company of America (1993-1995)	—

Independent Directors Anthony J. Colavita Director Age: 74	Since 1995	34	President of the law firm of Anthony J. Colavita, P.C.	—

Anthony R. Pustorino Director Age: 84	Since 1995	13	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing)

Werner J. Roeder, MD Director Age: 69	Since 1995	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Director Age: 75	Since 1995	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	—

■ Gabelli Capital Asset Fund
Additional Information (Unaudited) (Continued)

Term of
Office and
Name, Position(s)	Length of Time	Principal Occupation(s)
Address[1] and Age	Served[2]	During Past Five Years

Officers
Bruce N. Alpert President and Secretary Age: 58	Since 1995	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex. Director and President of Teton Advisors, Inc. 1998 through 2008; Chairman of Teton Advisors, Inc. since 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer Age: 51	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005

Peter D. Goldstein Chief Compliance Officer Age: 56	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

1.	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2.	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

3.	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser. Mr. Ferrara is considered an interested person because of his affiliation with The Guardian Life Insurance Company of America, which is the parent company of the Fund’s Manager.

4.	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
■ Gabelli Capital Asset Fund
2009 Tax Notice to Shareholders (Unaudited)
     For the year ended December 31, 2009, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.105 per share and long-term capital gains totaling $71,897. The distribution of long-term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2009, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.06% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.
U.S. Government Income
     The percentage of the ordinary income distribution paid by the Fund during 2009 which was derived from U.S. Treasury securities was 0.05%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Capital Asset Fund did not meet this strict requirement in 2009. The percentage of U.S. Government securities held as of December 31, 2009 was 0.38%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
     All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $41,500 for 2008 and $39,400 for 2009.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2009.

Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,300 for 2008 and $4,300 for 2009. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and 0 for 2009.
(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) N/A
(c) 100%
(d) N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $4,300 for 2008 and $4,300 for 2009.
(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
Date 3/5/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 3/5/10

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 3/5/10

*	Print the name and title of each signing officer under his or her signature.